EARNINGS PER SHARE (Details)	6 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares	Nov. 30, 2015
Numerator:
Net income/(loss) attributable to Ctrip's shareholders	$ (315,974,755)	¥ (2,099,936,625)	¥ 16,791,741
Numerator for diluted earnings/(loss) per share | ¥		¥ (2,099,936,625)	¥ 16,791,741
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	57,153,857	57,153,857	35,646,304
Dilutive effect of share options			2,587,381
Dilutive effect of convertible bond sold warrants			484,527
Denominator for diluted earnings per ordinary share	57,153,857	57,153,857	38,718,212
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	13,454,769	13,454,769	5,244,255
2017 convertible senior notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	444,203	444,203	873,322
2018 convertible senior notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,551,360	2,551,360	2,551,360
2020 convertible senior notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,608,985	1,608,985	53,337
2025 convertible senior notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	935,550	935,550	31,013
Priceline convertible 2019 notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,536,338	1,536,338	1,536,338
Priceline convertible 2020 notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	599,400	599,400	105,971
Priceline convertible 2025 notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	912,919	912,919
A long-term equity investment firm notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	912,919	912,919
Stock options
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	3,645,893	3,645,893	92,914
Sold Warrants
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	307,202	307,202
Ordinary shares
Earning per share
Basic earnings/(losses) (in RMB per share) | (per share)	$ (5.53)	¥ (36.74)	¥ 0.47
Diluted earnings/(losses) (in RMB per share) | (per share)	(5.53)	(36.74)	0.43
ADS
Earning per share
Basic earnings/(losses) (in RMB per share) | (per share)	(0.69)	(4.59)	0.06
Diluted earnings/(losses) (in RMB per share) | (per share)	$ (0.69)	¥ (4.59)	¥ 0.05
Ratio of American depositary shares ("ADSs") to ordinary shares	8	8		4